Income Taxes - Schedule of Income Tax Provision (Detail) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Federal
Change in valuation allowance				$ 2,323,000	$ 1,481,000
Income tax provisions	$ 0	$ 0		0	$ 0
Alpha Healthcare Acquisition Corp. III [Member]
Federal
Current			$ 0	391,198
Deferred			(96,461)	(265,998)
Change in valuation allowance			96,461	265,998
Income tax provisions	$ 343,328	$ 0	$ 0	$ 391,198